GAIN ON SALE OF LOAN NOTES AND SHARE WARRANTS - OTHER (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2015
Gain (Loss) on Investments [Line Items]
Proceeds from redemption of Horizon loan notes and warrants	$ 71,681	$ 0	$ 0
Available for sale securities	199,594	73,656
Gain on sale of loan notes and share warrants - other	44,552	0	$ 0
Impaired Investment 2 [Member]
Gain (Loss) on Investments [Line Items]
Investments	$ 1,200	1,200		$ 1,200
Unlisted Securities [Member]
Gain (Loss) on Investments [Line Items]
Available for sale securities		$ 23,700		$ 25,900